First Trust Nasdaq Food and Beverage ETF Annual Fund Operating Expenses - First Trust Nasdaq Food and Beverage ETF - First Trust Nasdaq Food and Beverage ETF	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.